Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (21,098,465)	$ (3,681,389)
Adjustment to reconcile net income to net cash (used) provided by operating activities:
Depreciation and amortization	1,607,313	1,325,337
Amortization of debt issuance costs and accretion of debt discount	22,822	22,887
Non-cash lease expense	7,329	396
Extinguishment of PPP loan		(508,700)
Stock compensation expense	749,127	1,471,068
Earn-out fair value and write-off adjustments	(359,470)
Recognition and change in fair value of warrant commitment	17,652,808
Change in operating assets and liabilities:
Accounts payables and other accrued liabilities	(531,123)	990,356
Accounts receivable	(162,234)	(150,445)
Accounts receivable, related parties	(7,131)	7,131
Note receivables	3,825
Other receivables	1,952	6,332
Other payables	19,000	54,150
Other non-current assets	(14,992)	184
Prepaid expense and other current assets	(144,036)	(5,772)
Net cash used in operating activities	(2,253,275)	(468,465)
Cash flows from investing activities:
Purchase of property and equipment	(71,108)
Investment in NSURE, Inc.		(1,350,000)
Acquisition of business, net of cash acquired	(1,608,586)	(596,194)
Purchase of intangibles	(619,666)
Net cash used in investing activities	(2,299,360)	(1,946,194)
Cash flows from financing activities:
Principal repayments of debt	(887,455)	(455,132)
Proceeds from PPP loan		673,700
Principal repayments of PPP loan		(165,000)
Payments of earn-out liabilities	(452,236)
Proceeds from notes payable, related parties	2,931
Payment of notes payable	(515,685)	(242,371)
Proceeds of notes payable, related parties		1,441,458
Issuance of common stock	10,496,221	1,200,000
Net cash provided by financing activities	8,643,776	2,452,655
Net increase in cash and restricted cash	4,091,141	37,996
Cash and restricted cash at beginning of period	529,581	491,585
Cash and restricted cash at end of period	4,620,722	529,581
Supplemental disclosure of cash and non-cash investing and financing transactions:
Conversion of preferred stock into common stock	340,268
Cash paid for interest	456,482	80,826
Acquisition of lease asset and liability	861,443	133,204
Conversion of debt into equity	3,800,000
Common stock issued pursuant to acquisition	50,000	500,000
Common stock issued in lieu of services	91,050
Common stock issuable reclassification to additional paid-in capital		182,116
Unpaid deferred transaction costs	2,146,700
Stock Subscriptions	20,000,000
Issuance of common stock pursuant to the purchase of software	$ 340,000